Property, Plant and Equipment (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Property, Plant and Equipment
Balance, beginning	$ 2,765	$ 985
Balance, end	3,635	2,765
Cost
Property, Plant and Equipment
Balance, beginning	28,626	26,649
Additions	1,007	1,977
Effect of foreign exchange translation	62
Balance, end	29,695	28,626
Accumulated amortisation
Property, Plant and Equipment
Balance, beginning	(25,861)	(25,664)
Amortisation	(198)	(214)
Effect of foreign exchange translation	(1)	17
Balance, end	(26,060)	(25,861)
Leasehold improvements
Property, Plant and Equipment
Balance, beginning	181
Balance, end	169	181
Leasehold improvements | Cost
Property, Plant and Equipment
Balance, beginning	187
Additions		187
Balance, end	187	187
Leasehold improvements | Accumulated amortisation
Property, Plant and Equipment
Balance, beginning	(6)
Amortisation	(12)	(6)
Balance, end	(18)	(6)
Furniture and fixtures
Property, Plant and Equipment
Balance, beginning	11
Balance, end	10	11
Furniture and fixtures | Cost
Property, Plant and Equipment
Balance, beginning	12
Additions		12
Balance, end	12	12
Furniture and fixtures | Accumulated amortisation
Property, Plant and Equipment
Balance, beginning	(1)
Amortisation	(1)	(1)
Balance, end	(2)	(1)
Demonstration plant (formerly Pilot plant) (Note 7)
Property, Plant and Equipment
Balance, beginning	795	985
Balance, end	815	795
Demonstration plant (formerly Pilot plant) (Note 7) | Cost
Property, Plant and Equipment
Balance, beginning	26,649	26,649
Effect of foreign exchange translation	19
Balance, end	26,668	26,649
Demonstration plant (formerly Pilot plant) (Note 7) | Accumulated amortisation
Property, Plant and Equipment
Balance, beginning	(25,854)	(25,664)
Amortisation		(207)
Effect of foreign exchange translation	1	17
Balance, end	(25,853)	(25,854)
Aqualung Carbon Capture Pilot Plant
Property, Plant and Equipment
Balance, beginning	1,778
Balance, end	1,702	1,778
Aqualung Carbon Capture Pilot Plant | Cost
Property, Plant and Equipment
Balance, beginning	1,778
Additions	68	1,778
Effect of foreign exchange translation	43
Balance, end	1,889	$ 1,778
Aqualung Carbon Capture Pilot Plant | Accumulated amortisation
Property, Plant and Equipment
Amortisation	(185)
Effect of foreign exchange translation	(2)
Balance, end	(187)
Land for future South West Arkansas Project Plant
Property, Plant and Equipment
Balance, end	939
Land for future South West Arkansas Project Plant | Cost
Property, Plant and Equipment
Additions	939
Balance, end	$ 939